UNEARNED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
UNEARNED REVENUE

Note 7. UNEARNED REVENUE

The Company engaged in an observational study of CyPath® Lung with the U.S. Department of Defense (“DOD”). A total of 70 CyPath® Lung units were ordered and shipped. However, in compliance with FASB ASC 606, the performance obligation was complete for only 40 units as of March 31, 2025. The performance obligation is deemed complete after samples have been collected, processed, and analyzed and results communicated to patients. The unearned revenue balance amounted to $24,404 as of March 31, 2025, and December 31, 2024.

Note 7. UNEARNED REVENUE

The Company engaged in an observational study of CyPath® Lung with the DOD. A total of 70 CyPath® Lung units were ordered and shipped. However, in compliance with FASB ASC 606, the performance obligation was complete for only 40 units as of December 31, 2024. The performance obligation is deemed complete after samples have been collected and processed and results analyzed. The unearned revenue balance amounted to $24,404 and $33,058 as of December 31, 2024 and 2023, respectively.